Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets
Schedule of movement in intangible assets

Cost:	Software	Licenses	Total
Balance, December 31, 2020	$—	$422,826	$422,826
Movement in exchange rates	—	(33,370)	(33,370)
Balance, December 31, 2021	$—	$389,456	$389,456
Acquisitions	17,548	24,648,225	24,665,773
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.		(379,506)	(379,506)
Movement in exchange rates	(390)	5,368	4,978
Balance, June 30, 2022	$17,158	$24,663,543	$24,680,701

Accumulated amortization:	Software	Licenses	Total
Balance, December 31, 2020	$—	$101,420	$101,420
Amortization	—	38,766	38,766
Movement in exchange rates	—	(9,832)	(9,832)
Balance, December 31, 2021	$—	$130,354	$130,354
Amortization	2,370	1,251,935	1,254,305
Impact of loss of control of Bophelo Bio Science and Wellness (Pty) Ltd.		(151,802)	(151,802)
Movement in exchange rates	(336)	1,924	1,588
Balance, June 30, 2022	$2,034	$1,232,411	$1,234,445

Net book value	Software	Licenses	Total
Balance, December 31, 2021	$—	$259,102	$259,102
Balance, June 30, 2022	$15,124	$23,431,132	$23,446,256